DEBT (Tables)	6 Months Ended
Sep. 30, 2024
DEBT
Schedule of short-term loans

		September 30,	March 31,
		2024	2024
		(Unaudited)
China Construction Bank (“CCB”)	(1)	$1,635,887	$1,451,282
Xin Wang Bank (“XW”)	(2)	—	112,170
Total short-term loans		$1,635,887	$1,563,452
(1)On May 15, 2023, Xinjiang YSX entered into a loan agreement with CCB to borrow the RMB 2 million (approximately $276,962) loan as working capital for one year, with a loan maturity date on May 15, 2024, and an effective interest rate of 3.95% per annum. On May 7, 2024, Xinjiang YSX repaid RMB 2 million loan to CCB immediate before the loan maturity date and entered new loan agreement with CCB to borrow the RMB 2 million (approximately $284,988) loan as working capital for an additional year, with a loan maturity date on May 7, 2025 and an effective interest rate of 3.95% per annum.

On June 8, 2023, Xinjiang YSX entered into another short-term loan agreement with CCB to borrow an aggregate of RMB 2 million (approximately $276,962) as working capital for one year, with original loan maturity date on June 8, 2024 and effective interest rate of 3.86% per annum. There was no collateral and other loan covenant requirement on these loans. Upon maturity of the loan, on June 7, 2024, Xinjiang YSX renewed this loan with CCB to extend the loan maturity date to June 7, 2025, with effective interest rate of 3.86% per annum. The loan was fully repaid.

On June 14, 2024, Xinjiang YSX entered into a new agreement with CCB to borrow RMB 2 million (approximately $284,988) as working capital for one year, with the loan maturity date to June 14, 2025 and effective interest rate of 3.96% per annum.

In addition, on August 24, 2023, Xihang, entered into a revolving line of credit agreement with CCB to borrow a maximum of RMB 8 million (approximately $1,107,849) loan as working capital. The loan can be borrowed anytime during the period from August 24, 2023 to August 24, 2026. Xihang has the right to repay the loan and borrow again anytime within the loan period. The loan bears variable interest rates based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 40 basis points, at an effective interest rate of 3.95% per annum. As of September 30, 2024 and March 31, 2024, the outstanding loan balance that Xihang borrowed from CCB amounted to RMB 7.48 million (approxiametly $1,065,891) and RMB 6.48 million (approximately $897,358), respectively..

As of September 30, 2024 and March 31, 2024, the loans payable to CCB amounted to $1,635,887 and $1,451,282, respectively.

(2)From June 29, 2023 to December 18, 2023, Xinjiang YSX, entered into multiple revolving loan agreements with Sichuan XW Bank to borrow an aggregate of loans of RMB 10.97 million (approximately $1,519,138) as working capital for four months, with loan maturity date ranging between October 21, 2023 to April 21, 2024. The loans bear variable interest rates based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 395 basis points, at an effective interest rate of 7.50% per annum. A third party, Guangdong Youshanghui Fiancing Guarantee Co., Ltd., provided guarantee to a maximum loan of RMB 10 million (approximately $1.4 million) that Xinjiang YSX may borrow from Sichuan WX Bank within one year. As of March 31, 2024, the outstanding loan payable to Sichuan XW Bank amounted to RMB 0.81 million (approximately $112,170), which was fully repaid on April 9, 2024.

Schedule of long-term loans

		September 30,	March 31,
		2024	2024
		(Unaudited)
Bank of China (“BOC”)	(3)	$569,996	$623,165
Less: current portion of long-term loans		(142,499)	(138,481)
Total long-term loans, non-current		$427,497	$484,684
(4)On September 13, 2023, Xihang, entered into a loan agreement with BOC to borrow RMB 3.4 million (approximately $470,836) as working capital for two years, with loan maturity date on September 12, 2025 and multiple loan repayment with first loan repayment of RMB 340,000 starting January 2, 2024 and additional RMB 340,000 repayment on a semi-annual basis thereon. In addition, on September 15, 2023, Xihang entered into another loan agreement with BOC to borrow additional RMB 1.6 million (approximately $221,570) as working capital for two years, with loan maturity date on September 14, 2025 and multiple loan repayment with first loan repayment of RMB 160,000 starting January 2, 2024 and additional RMB 160,000 repayment on a semi-annual basis thereon. The loans variable interest rates are based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 25 basis points, and the effective interest rate is 3.70% per annum. Pursuant to loan agreements, Xihang is (i) required to maintain the asset-liability ratio less than 70%; (ii) must obtain a written consent from the bank if the borrower conducts any activities associated with business merger, acquisition, spinoff, reduction of the registered capital, share transfer, investment to external parties, significant transfer of assets and liabilities, etc.; (iii) subject to the inspection and monitoring by BOC bank and must provide a fund usage report to BOC on a monthly basis; (iv) must prioritize repayment of bank borrowing in the event of any other liquidation transaction; (v) not allowed to declare shareholder dividends until repayment of the loan; and (vi) not allowed to dispose of its assets through lowering down its debt payment ability and promise to maintain the maximum external guarantee amount below the limit as set forth in the borrower’s articles of incorporation. If there is any violation of any of these loan covenant requirements, BOC has the right to terminate the loan agreements and request Xihang to repay the loans in advance before the maturity dates. There is no other guarantee or collateral requirements on these loans. Based on the loan repayment schedule, the current portion of long-term loan borrowed from BOC amounted to $142,499 and $138,481, and non-current portion of long-term loans amounted to $427,497 and $484,684 as of September 30, 2024 and March 31, 2024, respectively.

Schedule of long-term loan, related party

		September 30,	March 31,
		2024	2024
		(Unaudited)
Loan borrowed from Mr. Jie Xiao, CEO, Chairman of the Board and controlling shareholder of the Company	(4)	$1,353,739	$1,384,811
Less: current portion of long-term loan, a related party		—	—
Total long-term loan, a related party, non-current		$1,353,739	$1,384,811
(5)Because of certain restrictions from the PRC financial institutions, on June 2, 2023, Mr. Jie Xiao, entered into a loan agreement with Guangzhou Rural Commercial Bank Co. Ltd. (“GZ Rural Bank”) to borrow RMB 10 million (approximately $1,424,989) for three years, with loan maturity date on June 2, 2026. The loan bears interest at a variable rate calculated based on the prevailing interest rates set by the People’s Bank of China at the time of borrowing, plus 55 basis points, and the effective interest rate is 4.10% per annum. Xinjiang YSX and its branch company Guangzhou YSX provided guarantee to this loan. The Company’s shareholder Mr. Weiqiang Zhen pledged his personal assets as collateral with GZ Rural Bank to further secure this loan. At the same time, the Company signed a loan agreement with Mr. Jie Xiao to borrow the RMB 10 million (approximately $1,424,989) with the same borrowing terms and interest rate. The purpose of this borrowing is to obtain funds to support the Company’s working capital needs, especially for making payments to external vendors to perform the outsourced value-added services. Based on the loan repayment schedule, Mr. Jie Xiao is required to make a repayment of RMB 10 million (approximately $1,424,989) to GZ Rural Bank upon maturity. Therefore, the Company is also required to make the same amount of repayment to Mr. Jie Xiao. There was no other loan collateral or covenant requirement on this loan. During the six months ended September 30, 2024, the Company repaid RMB 500,000 (approximately $71,250) to Mr. Jie Xiao and Mr. Jie Xiao repaid the same amount to GZ Rural Bank. As of September 30, 2024, the outstanding balance of long-term loan payable to a related party amounted to $1,353,739.